ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED AND OTHER LIABILITIES
Schedule of accrued and other liabilities
	As of December 31,
	2012	2013
	RMB	RMB

Business tax, VAT and others	90,908	72,953
Accrued payroll and welfare	80,126	63,430
Current portion of consideration payable for acquisitions	15,270	14,354
Payable balance with indemnity by Xihua Group (Note 5(ii))	49,800	49,800
Accrual for rental	38,688	38,473
Professional service fees payable	21,824	39,231
Amounts due to cooperating partners	16,908	15,116
Payable to Zhenjiang Foreign Language School (Note 5(iv))	36,770	36,770
Receipt in advance	11,906	6,506
Due to former owners(Note i)	2,856	5,747
Others	35,305	73,429
Total	400,361	415,809

(Note i)The balance included the amounts due to former owners of subsidiaries who were no longer classified as the Group’s related parties (See Note 24).